PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Building and improvements	10	40
Machinery, equipment and containers	3	20
Cold-drink equipment	5	13
Vehicle fleet	3	12
Furniture and office equipment	4	10
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Building and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2016	324	1,512	2,350	1,186	124	165	125	5,786
Additions	1	38	155	168	8	18	129	517
Disposals	(3)	(8)	(116)	(82)	(2)	(13)	—	(224)
Transfers and reclassifications	—	5	68	(1)	1	1	(74)	—
Currency translation adjustments	(5)	(16)	(24)	(20)	(1)	(6)	—	(72)
Acquisition accounting adjustments and reclassifications(A)	(5)	(78)	(5)	(48)	(12)	12	—	(136)
As at 31 December 2017	312	1,453	2,428	1,203	118	177	180	5,871
Additions	9	30	129	104	12	14	242	540
Disposals	(3)	(10)	(73)	(87)	(1)	(12)	—	(186)
Transfers and reclassifications	—	22	57	1	—	3	(83)	—
Currency translation adjustments	(1)	(7)	(8)	(7)	—	1	—	(22)
As at 31 December 2018	317	1,488	2,533	1,214	129	183	339	6,203
Accumulated depreciation:
As at 31 December 2016	—	(363)	(690)	(598)	(49)	(93)	—	(1,793)
Depreciation expense	—	(64)	(223)	(119)	(17)	(20)	—	(443)
Disposals	—	3	85	75	2	12	—	177
Currency translation adjustments	—	6	12	13	1	6	—	38
Acquisition accounting adjustments and reclassifications(A)	—	6	(4)	(3)	(4)	(8)	—	(13)
As at 31 December 2017	—	(412)	(820)	(632)	(67)	(103)	—	(2,034)
Depreciation expense	—	(60)	(232)	(127)	(18)	(24)	—	(461)
Disposals	—	2	70	85	1	12	—	170
Currency translation adjustments	—	3	4	4	—	(1)	—	10
As at 31 December 2018	—	(467)	(978)	(670)	(84)	(116)	—	(2,315)
Net book value:
As at 31 December 2016	324	1,149	1,660	588	75	72	125	3,993
As at 31 December 2017	312	1,041	1,608	571	51	74	180	3,837
As at 31 December 2018	317	1,021	1,555	544	45	67	339	3,888

(A)
The fair values of the assets and liabilities acquired as part of the Merger were provisional as at 31 December 2016 due to the complexity of the acquired businesses. During 2017, the Group finalised the valuation process and adjustments were recorded based on new information obtained about facts and circumstances that existed at the date of Merger. Management concluded that the changes in the fair values from the provisional amounts disclosed in the 2016 consolidated financial statements were not material to the Group’s 2016 consolidated financial statements taken as whole. In addition, certain reclassifications between cost and accumulated depreciation were made.